February 19, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for MSB Fund, Inc.
    File No.   2-22542

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 24f-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.  Name and address of issuer:   MSB Fund, Inc.
                                  26 Broadway, Suite 400
                                  New York, NY   10004

2.  Name of each series or class of funds for which this notice is filed:

    MSB Fund, Inc., Class A Stock

3.  Investment Company Act File Number:   811-1273

    Securities Act File Number:   2-22542

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   N/A

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:           250,675
    Sale Price:    $3,615,528

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:           250,675
    Sale Price:    $3,615,528

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:           254,416
    Sale Price:    $3,747,528


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):        $ 3,615,528

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   + 3,747,528

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      - 4,889,231

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                               +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                  $ 2,473,825

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                               /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                  $   749.64

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 13, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Jay F. Nusblatt
        Jay F. Nusblatt
        Treasurer

Date:   February 10, 1997



Hughes Hubbard & Reed LLP                One Battery Park Plaza
                                         New York, New York 10004-1482
                                         Telephone: 212-837-6000
                                         Facsimile: 212-422-4726

                                         February 13, 1997

M.S.B. Fund, Inc.
200 Park Avenue, 15th Floor
New York, New York 10166

Dear Sirs:

You have requested our opinion in connection with the attached Rule 24f-2 Notice (the "Notice") for M.S.B. Fund, Inc., a New York corporation (the "Fund"), making definite in number the 505,091 shares (the "Shares") of capital stock of the Fund, par value $0.001 per share, registered under the Securities Act of 1933 for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The law covered by the opinion set forth below is limited to the New York Business Corporation Law.

We have considered such matters of law and fact as we have deemed appropriate as a basis for the opinion set forth below, and, as to matters of fact, including without limitation, the number of shares sold during 1996, the consideration received therefor and the number of shares outstanding as of December 31, 1996 and during the year then ended, we have relied solely upon a copy of the certificate of incorporation of the Fund certified by the Secretary of State of the State of New York, a certificate of the Administrative Agent, Registrar and Transfer Agent of the Fund and a certificate of good standing issued by the Secretary of State of the State of New York. Based upon and subject to the foregoing, we are of the opinion that the Shares were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the Notice.

Very truly yours,


/s/HUGHES HUBBARD & REED LLP
HUGHES HUBBARD & REED LLP